Note 7 - Other Operating Income/ (Expenses)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
7.	OTHER OPERATING INCOME / (EXPENSES)

	2019	2018	2017
Government grants/NPV of long term fiscal incentives	761.3	820.1	993.7
(Additions)/reversals of provisions	(37.7)	(42.0)	(12.9)
Gains/(losses) on disposal of property, plant and equipment, intangible assets and operation of associates	30.7	(29.8)	91.1
Other operating income/(expenses), net	123.8	199.0	145.4
	878.1	947.3	1,217.3

Government grants are
not
recognized until there is reasonable assurance that the Company will meet the respective conditions and that the grants will be received. Government grants are systematically recognized in income during the periods in which the Company recognizes as expenses the related costs that the grants are intended to offset.